Investments - Summary of Ownership Interest in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Equity	R$ 19,236	R$ 114,725	R$ 68,066	R$ 56,099
Vinci Assessoria Financeira Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Assessoria Financeira Ltda.	Vinci Assessoria Financeira Ltda.
Principal activities	Financial advisory services	Financial advisory services
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%	100.00%
Equity	R$ 3,464	R$ 532
Profit / (Loss) For the year	R$ 20,059	R$ 3,143
Vinci Equities Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Equities Gestora de Recursos Ltda.	Vinci Equities Gestora de Recursos Ltda.
Principal activities	Equity Funds Management	Equity Funds Management
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%	100.00%
Equity	R$ 4,584	R$ 30,531
Profit / (Loss) For the year	R$ 30,045	R$ 40,974
Vinci Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Gestora de Recursos Ltda.	Vinci Gestora de Recursos Ltda.
Principal activities	Equity Funds Management	Equity Funds Management
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%	100.00%
Equity	R$ 7,967	R$ 8,201
Profit / (Loss) For the year	R$ 10,968	R$ 2,448
Vinci Capital Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Capital Gestora de Recursos Ltda.	Vinci Capital Gestora de Recursos Ltda.
Principal activities	Private Equity Funds Management	Private Equity Funds Management
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%	100.00%
Equity	R$ 176	R$ 18,107
Profit / (Loss) For the year	R$ 33,460	R$ 72,230
Vinci Gesto de Patrimnio Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Gestão de Patrimônio Ltda.	Vinci Gestão de Patrimônio Ltda.
Principal activities	Funds management	Funds management
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%	100.00%
Equity	R$ 8,440	R$ 10,680
Profit / (Loss) For the year	R$ 31,987	R$ 19,620
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Real Estate Gestora de Recursos Ltda.	Vinci Real Estate Gestora de Recursos Ltda.
Principal activities	Real Estate Funds Management	Real Estate Funds Management
Place of business	Brazil	Brazil
Quotas	100.00%	80.00%	80.00%
Equity	R$ 4,505	R$ 12,804
Profit / (Loss) For the year	R$ 21,393	R$ 10,515
Vinci Capital Partners GP Limited [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Capital Partners GP Limited	Vinci Capital Partners GP Limited
Principal activities	Funds General Partners	Funds General Partners
Place of business	Cayman Islands	Cayman Islands
Quotas	100.00%	100.00%	100.00%
Equity	R$ 171	R$ 305
Profit / (Loss) For the year	R$ (203)	R$ (1,224)
Vinci USA LLC [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci USA LLC	Vinci USA LLC
Principal activities	Offhsore Funds Management	Offhsore Funds Management
Place of business	USA	USA
Quotas	100.00%	100.00%	100.00%
Equity	R$ 8,380	R$ 1,755
Profit / (Loss) For the year	R$ 3,570	R$ 8,816
Vinci International Real Estate Ltd [member]
Disclosure of subsidiaries [line items]
Entity	Vinci International Real Estate Ltd	Vinci International Real Estate Ltd
Principal activities	Offhsore Funds Management	Offhsore Funds Management
Place of business	USA	USA
Quotas	100.00%	100.00%
Equity	R$ 61	R$ 198
Profit / (Loss) For the year		R$ 681
Vinci Crdito Gestora de Recurso Ltda [member]
Disclosure of subsidiaries [line items]
Entity	Vinci Crédito Gestora de Recurso Ltda.	Vinci Crédito Gestora de Recurso Ltda.
Principal activities	Credit Funds Managament	Credit Funds Managament
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%
Equity	R$ 1,104	R$ (5)
Profit / (Loss) For the year	R$ 159	R$ (272)
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Entity	Vinci Infraestrutura Gestora de Recursos Ltda.	Vinci Infraestrutura Gestora de Recursos Ltda.
Principal activities	Infrastructure Funds Management	Infrastructure Funds Management
Place of business	Brazi	Brazi
Quotas	100.00%	80.00%	80.00%
Equity	R$ 24,640	R$ 19,849
Profit / (Loss) For the year	R$ 17,942	R$ 12,520
Vinci Financial Ventures (VF2) GP [member]
Disclosure of subsidiaries [line items]
Entity	Vinci Financial Ventures (VF2) GP	Vinci Financial Ventures (VF2) GP
Principal activities	Funds General Partners	Funds General Partners
Place of business	USA	USA
Quotas	100.00%	100.00%	100.00%
Equity		R$ 15
Profit / (Loss) For the year	R$ (28)	R$ (14)
Vinci Capital Partners GP III Limited [member]
Disclosure of subsidiaries [line items]
Entity	Vinci Capital Partners GP III Limited	Vinci Capital Partners GP III Limited
Principal activities	Funds General Partners	Funds General Partners
Place of business	Cayman Islands	Cayman Islands
Quotas	100.00%	100.00%	100.00%
Equity	R$ 69	R$ 75
Profit / (Loss) For the year	R$ (25)	R$ (107)
Amalfi Empreendimentos e Participaes Ltda. [Member]
Disclosure of subsidiaries [line items]
Entity	Amalfi Empreendimentos e Participações Ltda.	Amalfi Empreendimentos e Participações Ltda.
Principal activities	Non-operational Company	Non-operational Company
Place of business	Brazil	Brazil
Quotas	100.00%	100.00%
Equity	R$ 18	R$ 1
Profit / (Loss) For the year	R$ (72)	R$ (163)
GGN GP LLC [Member]
Disclosure of subsidiaries [line items]
Entity	GGN GP LLC	GGN GP LLC
Principal activities	Funds General Partners	Funds General Partners
Place of business	USA	USA
Quotas	100.00%	100.00%
Equity	R$ 208